Consolidated income statements (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1],[2]	Dec. 31, 2016
Earnings per share attributable to ordinary owners of the parent [line items]
Basic	€ 0.06	€ (0.04)		€ (0.06)
Diluted	€ 0.06	€ (0.04)		€ (0.06)

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information
[2]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.